Portfolio of Investments	/ 1
Longleaf Partners Global Fund
March 31, 2026 (Unaudited)

Common Stocks
	Shares	Value	% of Net Assets
Asset Management
Exor N.V. (Netherlands)	600,718	$45,981,723	7.0%
Biotech & Pharma
Regeneron Pharmaceuticals, Inc.	41,304	31,913,123	4.8
Commercial Support Services
Medley, Inc. (a) (Japan)	711,800	8,521,167	1.3
Consumer Services
IDP Education Ltd. (Australia)	8,356,191	23,924,732	3.6
Entertainment Content
Canal + SADIR (France)	16,364,731	43,286,808	6.5
Food
Glanbia PLC (Ireland)	1,243,232	24,355,967	3.7
Gruma, S.A.B. de C.V. - Class B (Mexico)	1,457,661	26,685,573	4.0
The Kraft Heinz Company	1,031,418	23,196,591	3.5
The Magnum Ice Cream Company N.V. (a) (Netherlands)	2,076,606	30,550,623	4.6
		104,788,754	15.8
Home Construction
Fortune Brands Innovations, Inc.	544,163	21,206,032	3.2
Internet Media & Services
Delivery Hero S.E.(a) (Germany)	1,611,579	29,943,760	4.5
IAC, Inc.(a)	1,310,395	52,455,112	8.0
		82,398,872	12.5
Leisure Facilities & Services
Jollibee Foods Corporation (Philippines)	7,630,170	22,388,255	3.4
MGM Resorts International(a)	483,651	17,899,924	2.7
		40,288,179	6.1
Leisure Products
Mattel, Inc.(a)	2,862,714	41,595,234	6.3
Medical Equipment & Devices
Koninklijke Philips N.V. (Netherlands)	915,782	25,047,647	3.8
Menicon Company Ltd. (Japan)	801,000	8,737,274	1.3
		33,784,921	5.1
Oil & Gas Producers
CNX Resources Corporation(a)	997,255	38,444,180	5.8
REITs
Rayonier, Inc.	2,585,172	53,306,247	8.1
Retail - Consumer Staples
Albertsons Companies, Inc. - Class A	1,923,612	32,778,348	5.0
Transportation & Logistics
FedEx Corporation	62,491	22,258,045	3.4
Total Common Stocks (Cost $592,352,995)		624,476,365	94.5

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Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 2.97%, dated 03/31/2026, due 04/01/2026 Repurchase Price: $34,133,816 (Collateral: $34,813,620 U.S. Treasury Notes, 1.875%-3.500% due 10/15/2028-07/15/2035, Par $34,493,900) (Cost $34,131,000)	34,131,000	$34,131,000	5.1%
Total Investments - (Cost $626,483,995)		658,607,365	99.6
Other Assets (Liabilities), Net		2,556,032	0.4
Net Assets		$661,163,397	100.0%

(a)	Non-income producing security.